Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 27, 2011
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Central Index Key	dei_EntityCentralIndexKey	0001350487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 27, 2011
Prospectus Date	rr_ProspectusDate	Jun 27, 2011

WisdomTree Global Real Return Fund
WisdomTree Global Real Return Fund
Investment Objective
The Fund seeks total returns (capital appreciation plus income) that exceed the rate of inflation over long-term investment horizons.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Global Real Return Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		WisdomTree Global Real Return Fund
Management Fees		0.60%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.60%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years
WisdomTree Global Real Return Fund	61	192

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio information is not yet available.

The Fund's Investment Strategy

The Fund seeks to provide protection against inflation and to generate income. "Inflation" is defined as an increase in the general price level of goods and services over time. The Fund invests in a combination of inflation-linked securities and debt instruments from issuers in the United States, developed markets and emerging markets throughout the world. The Fund has targeted exposure to commodities, such as gold, and employs commodity strategies structured to provide returns that exceed inflation rates. The Fund is actively managed using a structured investment approach that considers, among other things, country and currency exposure, sector allocation, investment exposure and risk.

Investments in Inflation-Linked Bonds and Other Instruments. As noted above, the Fund invests in fixed income securities and other instruments linked to inflation rates in the U.S. and in developed and emerging market countries throughout the world. The Fund's U.S. investments are focused on inflation-protected securities, such as U.S. Treasury Inflation Protected Securities ("TIPS"), and floating-rate securities. Outside the United States, the Fund seeks broad-based exposure to both developed and emerging economies. The Fund focuses its investments outside the U.S. in countries that are leading exporters of commodities, such as Australia, Brazil, Canada, Chile, Mexico, and South Africa. In order to provide broad-based exposure across developed and emerging markets, the Fund also invests in issuers from countries such as France, Germany, Italy, Israel, Korea, Poland, Sweden, Turkey and the United Kingdom. This list may change from time to time based on market and other conditions. Country, sector and issuer exposure and risk are reviewed on an ongoing basis and the Fund's portfolio is rebalanced quarterly. The Fund's exposure to any single non-U.S. currency generally is limited to 10% of the Fund's assets.

Inflation-linked bonds are structured to provide protection against inflation by preserving purchasing power. In a typical inflation-linked bond, the principal amount of the bond and the cash flow generated by the bond (i.e., interest) are adjusted upward in response to increases in inflation rates. The U.S. Consumer Price index, or CPI, is a commonly used measure of U.S. inflation rates. Bonds tied to inflation rates outside the U.S. generally are linked to regional or country measures comparable to the CPI that measure inflation rates in non-U.S. markets. As inflation rises, upward adjustments to the principal amount or income paid on the bond increase the value of the bond and help preserve purchasing power in response to inflation. Conversely, some types of inflation-linked bonds may be adjusted downward in response to deflation (i.e., a decrease in the prices of goods and services over time).

The Fund invests in floating- and variable-rate bonds. Floating- and variable-rate bonds are bonds that have a variable payment feature tied to a reference rate, such as the federal funds rate or the London Interbank Offering Rate ("LIBOR"). Floating- and variable-rate bonds generally are less sensitive to interest rate increases because when market rates rise, the payments made by such bonds increase. Conversely, a decrease in market interest rates will adversely affect the income received from such securities and may cause the value of such bonds to decrease.

The Fund may invest in derivatives such as swaps, forward currency contracts, and futures contracts designed to provide protection from changes in inflation rates. A total return swap is an agreement between two parties to exchange payments at a future date based on the return of a reference asset, such as a bond or equity index. An inflation-linked swap is an agreement between two parties to exchange payments at a future date based on the difference between a fixed payment and a payment linked to an inflation rate or value at a future date. An interest rate swap is a transaction in which two parties typically exchange payments based on the difference between a floating interest rate payment and a fixed interest rate payment. A cross-currency swap is an agreement to exchange one currency for another at a future date. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A futures contract is a financial instrument in which a party agrees to pay a fixed price at a specified future date for an asset, such as a U.S. Treasury security.

The average duration of the fixed income portion of the Fund's portfolio will vary based on economic fundamentals and market conditions. During most scenarios, fixed income portfolio duration will not exceed 10 years. Duration is an important indication of the Fund's sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. While the Fund intends to invest primarily in "investment grade" securities, the Fund also may invest in "non-investment grade" securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to higher potential risk of loss.

While inflation-linked securities offer protection against inflation, they are sensitive to changes in "real interest rates." Real interest rates are interest rates that have been adjusted to remove the cost of inflation. Protracted increases in real interest rates would likely have a negative impact on the value of inflation-linked securities and the value of the Fund. The Fund may purchase futures contracts on U.S. Treasury securities or other U.S. government or non-U.S. government obligations to help minimize this risk.

The Fund may invest a portion of its assets in fixed income securities that are not linked to inflation, such as U.S. government obligations. The Fund also may invest in money market instruments (including repurchase agreements) with remaining maturities of one year or less, as well as cash and cash equivalents. A repurchase agreement is a transaction where a party purchases securities and simultaneously commits to resell them at an agreed-upon date at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the securities.

Investments in Commodities. The Fund intends to have targeted exposure to commodities and commodity strategies. The commodity exposure is diversified across a number of sectors (such as gold and other precious metals, industrial materials, energy, livestock, and agriculture) utilizing systematic, rules-based strategies. Within these strategies, the Fund may take or gain exposure to "long" or "short" positions in commodities and related instruments. To be "long" means to hold or be exposed to a commodity or instrument with the expectation that its value will increase over time. To be "short" means to sell or be exposed to a commodity or instrument with the expectation that it will fall in value. The Fund will benefit if it has a long position in a commodity or instrument that increases in value or a short position in a commodity or instrument that decreases in value. Conversely, the Fund will be adversely impacted if it holds a long position in a commodity or instrument that declines in value and a short position in a commodity or instrument that increases in value.

The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the "WisdomTree Subsidiary"). The WisdomTree Subsidiary is wholly owned and controlled by the Fund. The Fund's investment in the WisdomTree Subsidiary may not exceed 25% of the Fund's total assets at the end of each tax year quarter. The Fund's investment in the WisdomTree Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax requirements applicable to investment companies, such as the Fund. Unlike the Fund, the WisdomTree Subsidiary may invest without limitation in commodity-linked derivatives. The WisdomTree Subsidiary intends to achieve exposure to commodities through investment in a combination of listed commodity futures, commodity index swaps and structured notes that provide commodity returns. A listed commodity future is a financial instrument in which a party agrees to pay a fixed price for a designated commodity at a specified future date. Listed commodity futures are traded at market prices on exchanges pursuant to terms common to all market participants. A commodity index swap is an agreement between two parties to exchange cash flows or returns (or differences in return) on a commodity index. A structured note is a debt instrument the return on which is tied to a reference asset or rate, such as a commodity or commodity index.

Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives.

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

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Market Risk. The trading prices of commodities, currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund's NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to such factors. As a result, an investor could lose money over short or even long periods.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

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Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

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Cash Redemption Risk. The Fund's investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Commodity Risk. The value of commodities and commodity-linked derivative instruments typically are based upon the price movements of a physical commodity or an economic variable linked to such price movements. Therefore, the value of commodities and commodity-linked derivative instruments may be affected by, for example, changes in overall economic conditions, changes in interest rates, supply and demand, or other factors affecting a particular commodity or industry. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds and cash. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.

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Credit Risk. The financial condition of an issuer of a debt security or other party in an investment or derivative transaction may cause it to default or become unable to pay interest or principal due or otherwise fail to perform. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund's portfolio investments.

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Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Deflation Risk. Inflation-linked securities and instruments linked to certain types of commodities (e.g., gold) generally provide investors with protection against periods of rising commodity and consumer prices, commonly referred to as "inflation." In periods with falling commodity and consumer prices, commonly referred to as "deflation," these securities and instruments may lose value and have an adverse effect on Fund performance.

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Derivatives Investment Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund's prospectus, such as credit risk, interest rate risk, and market risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment-grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

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Income Fluctuation Risk. The Fund's periodic income distributions are likely to fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates are expected to be minimal. However, income fluctuations associated with changes in inflation could be significant. The Fund's income may decline during periods of deflation or due to changes in expectations concerning the rate of inflation. In deflationary environments, the principal and income of an inflation-protected security will decline and could result in losses for the Fund.

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Inflation Risk. Inflation risk is the risk that an asset, or the cash flow from an asset, will diminish in purchasing power because of future increases in the prices of goods or services (i.e., inflation). Because the principal amount of TIPS and the coupon payments on inflation-protected bonds increase with inflation, inflation-protected bonds help protect against increases in inflation rates. An increase in the principal amount of an inflation-linked bond will be considered taxable ordinary income, even though investors do not receive the increased principal until maturity. As a result, in certain circumstances, the Fund may be required to make annual distributions to shareholders that exceed the cash received by the Fund on its investments. This may cause the Fund to liquidate investments when it might not be advantageous to do so and may have negative tax consequences.

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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

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Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantees that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over short- or long-term market cycles.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

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Non-U.S. Markets Risk. The Fund may invest in bonds and other instruments issued by non-U.S. governments or that track non-U.S. interest or inflation rates. Foreign markets are generally less liquid and can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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Short Sale Risk. The Fund may engage in "short sale" transactions. A "short sale" involves the sale by the Fund of an instrument or security that it does not own with the hope of purchasing the same security at a later date at a lower price.

Short sales are designed to profit from a decline in the price of a security or instrument. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. Short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

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Sovereign Debt Risk. Bonds issued by emerging market governments, sometimes referred to as "sovereign" debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the WisdomTree Subsidiary are organized, respectively, could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

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Tax Risk. The Fund currently gains most of its exposure to the commodity futures markets by entering into commodity-linked derivative instruments. In order to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income. There is no guarantee the Fund will be successful in doing so. Failure to comply with this restriction would have significant negative consequences to Fund shareholders.

Fund Performance
The Fund is new, and therefore does not have a performance history.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Jun 27, 2011
WisdomTree Global Real Return Fund | WisdomTree Global Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
WisdomTree Global Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Global Real Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total returns (capital appreciation plus income) that exceed the rate of inflation over long-term investment horizons.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.
Strategy [Heading]	rr_StrategyHeading	The Fund's Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide protection against inflation and to generate income. "Inflation" is defined as an increase in the general price level of goods and services over time. The Fund invests in a combination of inflation-linked securities and debt instruments from issuers in the United States, developed markets and emerging markets throughout the world. The Fund has targeted exposure to commodities, such as gold, and employs commodity strategies structured to provide returns that exceed inflation rates. The Fund is actively managed using a structured investment approach that considers, among other things, country and currency exposure, sector allocation, investment exposure and risk.

Investments in Inflation-Linked Bonds and Other Instruments. As noted above, the Fund invests in fixed income securities and other instruments linked to inflation rates in the U.S. and in developed and emerging market countries throughout the world. The Fund's U.S. investments are focused on inflation-protected securities, such as U.S. Treasury Inflation Protected Securities ("TIPS"), and floating-rate securities. Outside the United States, the Fund seeks broad-based exposure to both developed and emerging economies. The Fund focuses its investments outside the U.S. in countries that are leading exporters of commodities, such as Australia, Brazil, Canada, Chile, Mexico, and South Africa. In order to provide broad-based exposure across developed and emerging markets, the Fund also invests in issuers from countries such as France, Germany, Italy, Israel, Korea, Poland, Sweden, Turkey and the United Kingdom. This list may change from time to time based on market and other conditions. Country, sector and issuer exposure and risk are reviewed on an ongoing basis and the Fund's portfolio is rebalanced quarterly. The Fund's exposure to any single non-U.S. currency generally is limited to 10% of the Fund's assets.

Inflation-linked bonds are structured to provide protection against inflation by preserving purchasing power. In a typical inflation-linked bond, the principal amount of the bond and the cash flow generated by the bond (i.e., interest) are adjusted upward in response to increases in inflation rates. The U.S. Consumer Price index, or CPI, is a commonly used measure of U.S. inflation rates. Bonds tied to inflation rates outside the U.S. generally are linked to regional or country measures comparable to the CPI that measure inflation rates in non-U.S. markets. As inflation rises, upward adjustments to the principal amount or income paid on the bond increase the value of the bond and help preserve purchasing power in response to inflation. Conversely, some types of inflation-linked bonds may be adjusted downward in response to deflation (i.e., a decrease in the prices of goods and services over time).

The Fund invests in floating- and variable-rate bonds. Floating- and variable-rate bonds are bonds that have a variable payment feature tied to a reference rate, such as the federal funds rate or the London Interbank Offering Rate ("LIBOR"). Floating- and variable-rate bonds generally are less sensitive to interest rate increases because when market rates rise, the payments made by such bonds increase. Conversely, a decrease in market interest rates will adversely affect the income received from such securities and may cause the value of such bonds to decrease.

The Fund may invest in derivatives such as swaps, forward currency contracts, and futures contracts designed to provide protection from changes in inflation rates. A total return swap is an agreement between two parties to exchange payments at a future date based on the return of a reference asset, such as a bond or equity index. An inflation-linked swap is an agreement between two parties to exchange payments at a future date based on the difference between a fixed payment and a payment linked to an inflation rate or value at a future date. An interest rate swap is a transaction in which two parties typically exchange payments based on the difference between a floating interest rate payment and a fixed interest rate payment. A cross-currency swap is an agreement to exchange one currency for another at a future date. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A futures contract is a financial instrument in which a party agrees to pay a fixed price at a specified future date for an asset, such as a U.S. Treasury security.

The average duration of the fixed income portion of the Fund's portfolio will vary based on economic fundamentals and market conditions. During most scenarios, fixed income portfolio duration will not exceed 10 years. Duration is an important indication of the Fund's sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. While the Fund intends to invest primarily in "investment grade" securities, the Fund also may invest in "non-investment grade" securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to higher potential risk of loss.

While inflation-linked securities offer protection against inflation, they are sensitive to changes in "real interest rates." Real interest rates are interest rates that have been adjusted to remove the cost of inflation. Protracted increases in real interest rates would likely have a negative impact on the value of inflation-linked securities and the value of the Fund. The Fund may purchase futures contracts on U.S. Treasury securities or other U.S. government or non-U.S. government obligations to help minimize this risk.

The Fund may invest a portion of its assets in fixed income securities that are not linked to inflation, such as U.S. government obligations. The Fund also may invest in money market instruments (including repurchase agreements) with remaining maturities of one year or less, as well as cash and cash equivalents. A repurchase agreement is a transaction where a party purchases securities and simultaneously commits to resell them at an agreed-upon date at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the securities.

Investments in Commodities. The Fund intends to have targeted exposure to commodities and commodity strategies. The commodity exposure is diversified across a number of sectors (such as gold and other precious metals, industrial materials, energy, livestock, and agriculture) utilizing systematic, rules-based strategies. Within these strategies, the Fund may take or gain exposure to "long" or "short" positions in commodities and related instruments. To be "long" means to hold or be exposed to a commodity or instrument with the expectation that its value will increase over time. To be "short" means to sell or be exposed to a commodity or instrument with the expectation that it will fall in value. The Fund will benefit if it has a long position in a commodity or instrument that increases in value or a short position in a commodity or instrument that decreases in value. Conversely, the Fund will be adversely impacted if it holds a long position in a commodity or instrument that declines in value and a short position in a commodity or instrument that increases in value.

The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the "WisdomTree Subsidiary"). The WisdomTree Subsidiary is wholly owned and controlled by the Fund. The Fund's investment in the WisdomTree Subsidiary may not exceed 25% of the Fund's total assets at the end of each tax year quarter. The Fund's investment in the WisdomTree Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax requirements applicable to investment companies, such as the Fund. Unlike the Fund, the WisdomTree Subsidiary may invest without limitation in commodity-linked derivatives. The WisdomTree Subsidiary intends to achieve exposure to commodities through investment in a combination of listed commodity futures, commodity index swaps and structured notes that provide commodity returns. A listed commodity future is a financial instrument in which a party agrees to pay a fixed price for a designated commodity at a specified future date. Listed commodity futures are traded at market prices on exchanges pursuant to terms common to all market participants. A commodity index swap is an agreement between two parties to exchange cash flows or returns (or differences in return) on a commodity index. A structured note is a debt instrument the return on which is tied to a reference asset or rate, such as a commodity or commodity index.

Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives.

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

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Market Risk. The trading prices of commodities, currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund's NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to such factors. As a result, an investor could lose money over short or even long periods.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

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Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

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Cash Redemption Risk. The Fund's investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Commodity Risk. The value of commodities and commodity-linked derivative instruments typically are based upon the price movements of a physical commodity or an economic variable linked to such price movements. Therefore, the value of commodities and commodity-linked derivative instruments may be affected by, for example, changes in overall economic conditions, changes in interest rates, supply and demand, or other factors affecting a particular commodity or industry. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds and cash. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.

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Credit Risk. The financial condition of an issuer of a debt security or other party in an investment or derivative transaction may cause it to default or become unable to pay interest or principal due or otherwise fail to perform. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund's portfolio investments.

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Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Deflation Risk. Inflation-linked securities and instruments linked to certain types of commodities (e.g., gold) generally provide investors with protection against periods of rising commodity and consumer prices, commonly referred to as "inflation." In periods with falling commodity and consumer prices, commonly referred to as "deflation," these securities and instruments may lose value and have an adverse effect on Fund performance.

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Derivatives Investment Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund's prospectus, such as credit risk, interest rate risk, and market risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment-grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

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Income Fluctuation Risk. The Fund's periodic income distributions are likely to fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates are expected to be minimal. However, income fluctuations associated with changes in inflation could be significant. The Fund's income may decline during periods of deflation or due to changes in expectations concerning the rate of inflation. In deflationary environments, the principal and income of an inflation-protected security will decline and could result in losses for the Fund.

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Inflation Risk. Inflation risk is the risk that an asset, or the cash flow from an asset, will diminish in purchasing power because of future increases in the prices of goods or services (i.e., inflation). Because the principal amount of TIPS and the coupon payments on inflation-protected bonds increase with inflation, inflation-protected bonds help protect against increases in inflation rates. An increase in the principal amount of an inflation-linked bond will be considered taxable ordinary income, even though investors do not receive the increased principal until maturity. As a result, in certain circumstances, the Fund may be required to make annual distributions to shareholders that exceed the cash received by the Fund on its investments. This may cause the Fund to liquidate investments when it might not be advantageous to do so and may have negative tax consequences.

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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

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Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantees that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over short- or long-term market cycles.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

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Non-U.S. Markets Risk. The Fund may invest in bonds and other instruments issued by non-U.S. governments or that track non-U.S. interest or inflation rates. Foreign markets are generally less liquid and can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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Short Sale Risk. The Fund may engage in "short sale" transactions. A "short sale" involves the sale by the Fund of an instrument or security that it does not own with the hope of purchasing the same security at a later date at a lower price.

Short sales are designed to profit from a decline in the price of a security or instrument. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. Short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

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Sovereign Debt Risk. Bonds issued by emerging market governments, sometimes referred to as "sovereign" debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the WisdomTree Subsidiary are organized, respectively, could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

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Tax Risk. The Fund currently gains most of its exposure to the commodity futures markets by entering into commodity-linked derivative instruments. In order to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income. There is no guarantee the Fund will be successful in doing so. Failure to comply with this restriction would have significant negative consequences to Fund shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new, and therefore does not have a performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new, and therefore does not have a performance history

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun 27, 2011